Blue Chip Growth Fund | Prospectus Class NAV Shares
BLUE CHIP GROWTH FUND
Investment Objective
To provide long-term growth of capital.
Current income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder fees (%) (fees paid directly from your investment
Shareholder Fees (USD $)	Blue Chip Growth Fund Prospectus Class NAV Shares Class NAV
Shareholder fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management fee	Distribution and service (12b-1) fees	Other Expenses	Total annual fund operating expenses
Blue Chip Growth Fund Prospectus Class NAV Shares Class NAV	0.78%	none	0.03%	0.81%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Blue Chip Growth Fund Prospectus Class NAV Shares Class NAV	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.
Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Value investment style risk The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.
Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.
Calendar year total returns for Class NAV:

Year-to-date: 19.28% (Quarter ended 09/30/2012) Best Quarter: 17.46% (Quarter ended 6/30/2009) Worst Quarter: −24.87% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Blue Chip Growth Fund Prospectus Class NAV Shares		One Year	Five Year	Since Inception	Date of Inception
Class NAV before tax		1.36%	1.72%	4.07%	Oct. 15, 2005
Class NAV after tax on distributions	[1]	1.31%	1.61%	3.94%	Oct. 15, 2005
Class NAV after tax on distributions, with sale	[1]	0.89%	1.40%	3.43%	Oct. 15, 2005
S&P 500 Index		2.11%	(0.25%)	3.09%	Oct. 15, 2005
[1]	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.